Property, Plant and Equipment, net, Gross Carrying Amount and Accumulated Depreciation (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	$ 36,226,139	$ 2,028,515
Accumulated depreciation	(1,567,620)	(34,324)
Net Carrying amount	34,658,519	1,994,191
Wind Turbines [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	33,748,655
Accumulated depreciation	(1,171,829)
Net Carrying amount	32,576,826	0
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	2,228,502	1,841,160
Accumulated depreciation	(313,826)	(31,760)
Net Carrying amount	1,914,676	1,809,400
Office Furniture [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	133,455	117,595
Accumulated depreciation	(27,712)	(982)
Net Carrying amount	105,743	116,613
Other Fixtures and Fittings, Office Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Gross carrying amount	115,527	69,760
Accumulated depreciation	(54,253)	(1,582)
Net Carrying amount	$ 61,274	$ 68,178